Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document And Entity Information [Line Items]
Document Type	40-F
Document Period End Date	Mar. 31, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	NEPT
Entity Registrant Name	NEPTUNE WELLNESS SOLUTIONS INC.
Entity Central Index Key	0001401395
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	165,622,944
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Entity File Number	001-33526
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	00-0000000
Entity Primary SIC Number	2836
Entity Address, Address Line One	545 Promenade du Centropolis
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H7T 0A3
City Area Code	450
Local Phone Number	687-2262
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Document Registration Statement	false
Business Contact
Document And Entity Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940